13. INCOME PER SHARE (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Per Share Details
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted net income per common share	2,076,000	2,092,000	2,107,000